DIVESTITURES - Liabilities and Assets Related to Un-Assigned Contracts (Details) - Disposed of by sale, not discontinued operations - IPTV divestiture $ in Millions	Dec. 31, 2018 USD ($)
DIVESTITURES
Deferred costs related to un-assigned contracts	$ 0
Liabilities associated with the un-assigned contracts	$ 0